Accounting Policies - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 207,287	£ 201,289
ECL	863	807
Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	50	18
Weighted | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	206,479	195,805
Exposure - of which: mortgages	178,788	169,170
ECL	591	594
ECL - of which: mortgages	£ 218	£ 237
Proportion of assets in Stage 2	4.70%	5.40%
Proportion of assets in Stage 2 - of which: mortgages	4.60%	5.60%
Weighted | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 210	£ 182
Proportion of assets in Stage 2	10.00%	5.50%
Weighted | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 50	£ 18
Proportion of assets in Stage 2	2.90%	0.80%
Weighted | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 12	£ 13
Proportion of assets in Stage 2	0.20%	0.20%
Upside 2 [member] | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 206,479	£ 195,805
Exposure - of which: mortgages	178,788	169,170
ECL	456	431
ECL - of which: mortgages	£ 122	£ 121
Proportion of assets in Stage 2	3.20%	3.40%
Proportion of assets in Stage 2 - of which: mortgages	3.10%	3.40%
Upside 2 [member] | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 156	£ 115
Proportion of assets in Stage 2	7.40%	3.00%
Upside 2 [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 19	£ 8
Proportion of assets in Stage 2	1.50%	0.40%
Upside 2 [member] | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 9	£ 8
Proportion of assets in Stage 2	0.10%	0.10%
Upside 1 [member] | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 206,479	£ 195,805
Exposure - of which: mortgages	178,788	169,170
ECL	467	452
ECL - of which: mortgages	£ 127	£ 131
Proportion of assets in Stage 2	3.30%	3.50%
Proportion of assets in Stage 2 - of which: mortgages	3.10%	3.60%
Upside 1 [member] | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 169	£ 135
Proportion of assets in Stage 2	7.40%	3.00%
Upside 1 [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 34	£ 12
Proportion of assets in Stage 2	1.50%	0.40%
Upside 1 [member] | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 10	£ 9
Proportion of assets in Stage 2	0.10%	0.10%
Base case [member] | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 206,479	£ 195,805
Exposure - of which: mortgages	178,788	169,170
ECL	485	480
ECL - of which: mortgages	£ 137	£ 137
Proportion of assets in Stage 2	3.30%	3.70%
Proportion of assets in Stage 2 - of which: mortgages	3.10%	3.70%
Base case [member] | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 183	£ 157
Proportion of assets in Stage 2	7.40%	3.10%
Base case [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 48	£ 17
Proportion of assets in Stage 2	1.50%	0.40%
Base case [member] | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 10	£ 11
Proportion of assets in Stage 2	0.10%	0.10%
Downside 1 [member] | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 206,479	£ 195,805
Exposure - of which: mortgages	178,788	169,170
ECL	570	637
ECL - of which: mortgages	£ 196	£ 273
Proportion of assets in Stage 2	3.70%	4.70%
Proportion of assets in Stage 2 - of which: mortgages	3.60%	4.90%
Downside 1 [member] | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 219	£ 192
Proportion of assets in Stage 2	8.50%	4.30%
Downside 1 [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 53	£ 22
Proportion of assets in Stage 2	1.50%	0.40%
Downside 1 [member] | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 13	£ 13
Proportion of assets in Stage 2	0.20%	0.20%
Downside 2 [member] | Retail Banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 206,479	£ 195,805
Exposure - of which: mortgages	178,788	169,170
ECL	1,148	1,607
ECL - of which: mortgages	£ 660	£ 1,105
Proportion of assets in Stage 2	8.30%	15.10%
Proportion of assets in Stage 2 - of which: mortgages	8.70%	16.50%
Downside 2 [member] | Corporate and commercial banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 21,855	£ 22,835
ECL	£ 317	£ 302
Proportion of assets in Stage 2	16.30%	10.70%
Downside 2 [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 13,456	£ 17,618
ECL	£ 58	£ 27
Proportion of assets in Stage 2	1.50%	0.40%
Downside 2 [member] | Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
Exposure	£ 74,532	£ 74,690
ECL	£ 18	£ 21
Proportion of assets in Stage 2	0.30%	0.40%